Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short term Borrowings and Long-term Borrowings
Short-term borrowings	¥ 6,975,399		¥ 390,750
Long-term borrowings	1,747,070	$ 246,070	9,230,807
Total borrowings	8,722,469		9,621,557
Convertible debt
Short term Borrowings and Long-term Borrowings
Short-term borrowings	6,031,566		0
Long-term borrowings	0		5,913,715
Unsecured borrowing
Short term Borrowings and Long-term Borrowings
Short-term borrowings	688,231		0
Long-term borrowings	0		500,000
Secured Borrowings
Short term Borrowings and Long-term Borrowings
Short-term borrowings	155,602		283,785
Long-term borrowings	1,647,070		2,065,927
Credit Guaranteed Borrowings
Short term Borrowings and Long-term Borrowings
Short-term borrowings	100,000		106,965
Long-term borrowings	¥ 100,000		¥ 751,165